Inventories - Schedule of Inventories (Details) - USD ($)	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Raw materials	$ 357,179		$ 46,928
Work-in-process	25,316		5,798
Finished goods	4,161,946		143,494
Total Inventory	$ 4,544,441		196,220
Successor [Member]
Raw materials			46,928
Work-in-process			5,798
Finished goods			143,494
Total Inventory			196,220
Predecessor [Member]
Raw materials				$ 83,892
Work-in-process
Finished goods				202,178
Total Inventory				286,070
Xing Group [Member]
Raw materials		$ 483,650	866,387	1,073,470
Finished goods		4,363,767	3,284,056	3,265,481
Total Inventory		$ 4,847,417	$ 4,150,443	$ 4,338,951